Current Taxes and Deferred Taxes	12 Months Ended
Dec. 31, 2017
Current Taxes and Deferred Taxes
Current Taxes and Deferred Taxes

17.   Current Taxes and Deferred Taxes:

(a)   Current Tax:

As of each year end, the Bank and its subsidiaries have established a First Category Income Tax Provision of MCh$122,644 and MCh$108,844 as of December 31, 2016 and 2017, determined in accordance with current tax laws.  The net tax to be paid or recovered is detailed as follows:

	2016	2017
	MCh$	MCh$

Income taxes	122,644	108,844
Less:
Monthly prepaid taxes (PPM)	(126,266)	(123,717)
Credit for training expenses	(2,031)	(2,036)
Real Estate Tax	—	—
Other	(1,004)	(2,670)

Total tax payable (receivable), net	(6,657)	(19,579)

	2016	2017
	MCh$	MCh$

Current tax assets	6,657	23,032
Current tax liabilities	—	(3,453)

Total tax receivable, net	6,657	19,579

(b)   Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2015, 2016 and 2017 is detailed as follows:

	2015	2016	2017
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	122,147	134,759	105,024
Tax from previous period	(1,851)	1,030	(1,401)

Subtotal	120,296	135,789	103,623
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(18,964)	(26,044)	20,043
Effect of changes in tax rate	(18,234)	(9,158)	(5,729)

Subtotal	(37,198)	(35,202)	14,314
Other	(777)	(375)	(2,576)

Net charge to income for income taxes	82,321	100,212	115,361

Tax Rate	22.50%	24.00%	25.50%

(c)   Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2015, 2016 and 2017:

	2015		2016		2017
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	22.50	155,751	24.00	162,063	25.50	175,298
Subordinated Debt Payment (*)	(4.57)	(31,638)	(5.05)	(34,092)	(5.67)	(38,997)
Additions or deductions (**)	(3.91)	(27,032)	(3.90)	(26,332)	(2.88)	(19,794)
Tax from previous years	(0.27)	(1,851)	0.15	1,030	(0.20)	(1,401)
Effect of changes in tax rate	(2.63)	(18,234)	(1.36)	(9,158)	(0.83)	(5,729)
Other	0.77	5,325	1.00	6,701	0.87	5,984

Effective rate and income tax expense	11.89	82,321	14.84	100,212	16.79	115,361

(*)     The tax benefit associated with the dividend payment made to SAOS S.A., as payment of the subordinated debt held with the Central Bank, should disappear as the liability of SM-Chile with the Central Bank is completely paid off.

(**)   The deductions of the tax rate for 2015, 2016 and 2017 mainly relate to permanent differences between tax and financial accounting rules.

On September 29, 2014, Law 20,780, published in the Diario Oficial of Chile (equivalent to the “Federal Register”), amended the System of Income Taxation and introduced various adjustments to the tax system.

Additionally, on February 8, 2016 Law 20,899 was published, which established that open corporations must apply the tax regime of the first category with partial deduction of the credit in the final taxes. A regime characterized by the fact that shareholders will only be entitled to allocate against personal taxes (Global Supplementary or Additional), 65% of the first category tax paid by the company.

Law 20,780 establishes a gradual increase of rates to the first category tax regime as follows:

Year	Rate
2014	21.0%
2015	22.5%
2016	24.0%
2017	25.5%
2018	27.0%

Additionally, according to No. 11 of Article 1 of Law 20,780, as of January 1, 2017, the rate of sole tax has been increased to rejected expenses of article 21 from 35% to 40%.

(b)   Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of December 31,	Effect		Balance as of December 31,	Effect		Balance as of December 31,	Effect		Balance as of December
	2014	Income	Equity	2015	Income	Equity	2016	Income	Equity	31, 2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses	100,734	14,804	—	115,538	12,181	—	127,719	(12,276)	—	115,443
Obligations with agreements to repurchase	(968)	—	—	(968)	—	—	(968)	—	—	(968)
Personnel provisions	9,597	(1,447)	—	8,150	3,081	—	11,231	1,290	—	12,521
Staff vacations	5,489	779	—	6,268	406	—	6,674	234	—	6,908
Accrued interest and indexation adjustments from past due loans	3,738	286	—	4,024	(669)	—	3,355	59	—	3,414
Staff severance indemnities provision	2,344	(117)	9	2,236	(337)	(45)	1,854	(352)	(45)	1,457
Provisions of credit card expenses	10,637	2,991	—	13,628	(1,169)	—	12,459	(3,504)	—	8,955
Provisions of accrued expenses	11,466	220	102	11,788	2,701	—	14,489	1,869	—	16,358
Leasing	—	18,239	—	18,239	18,880	—	37,119	(4,570)	—	32,549
Other adjustments	4,009	258	—	4,267	975	—	5,242	1,411	1	6,654

Total debit differences	147,046	36,013	111	183,170	36,049	(45)	219,174	(15,839)	(44)	203,291

Credit differences:
Investments with agreement to repurchase	125	—	—	125	—	—	125	—	—	125
Depreciation of property and equipment and investment properties	14,304	(1,141)	—	13,163	(1,348)	—	11,815	2,466	—	14,281
Adjustment for valuation financial assets available-for-sale	11,310	—	2,357	13,667	—	(12,575)	1,092	1	1,299	2,392
Hedge cash adjustment	259	—	—	259	—	—	259	—	—	259
Leasing equipment	1,898	(2,992)	—	(1,094)	—	—	(1,094)	—	—	(1,094)
Transitory assets	3,633	162	—	3,795	977	—	4,772	714	—	5,486
Derivative instruments adjustments	5,983	4,296	—	10,279	(2,572)	—	7,707	(3,329)	—	4,378
Assets received in lieu of payments	(1,434)	(196)	—	(1,630)	240	—	(1,390)	830	—	(560)
Accrued interest to effective rate	2,303	257	—	2,560	(313)	—	2,247	(644)	—	1,603
Intangible assets amortization	7,141	(501)	—	6,640	(550)	—	6,090	(587)	—	5,503
Other adjustments	7,284	(1,070)	—	6,214	4,413	1	10,628	(976)	1	9,653

Total credit differences	52,806	(1,185)	2,357	53,978	847	(12,574)	42,251	(1,525)	1,300	42,026

Total Assets (Liabilities), net	94,240	37,198	(2,246)	129,192	35,202	12,529	176,923	(14,314)	(1,344)	161,265